Offsetting of Financial Assets and Liabilities - Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets
Gross Amount	$ 146,848,599	$ 97,685,670
Offset Amount	(8,196,102)	0
Net amounts in Statement Financial Position	138,652,497	97,685,670
Subject to netting agreements	(55,446,707)	(47,269,337)
Total Net Amount	83,205,790	50,416,333
Financial Liabilities
Gross Amount	67,044,754	48,891,473
Offset Amount	(8,196,102)	0
Net amounts in Statement Financial Position	58,848,652	48,891,473
Subject to netting agreements	(55,446,707)	(47,269,339)
Total Net Amount	3,401,945	1,622,134
Derivate Instruments
Financial Liabilities
Gross Amount	5,147,906	15,290,720
Offset Amount	0	0
Net amounts in Statement Financial Position	5,147,906	15,290,720
Subject to netting agreements	(4,398,098)	(13,668,586)
Total Net Amount	749,808	1,622,134
Transfers from customers of other banks
Financial Liabilities
Gross Amount	43,698,582	28,862,043
Offset Amount	(8,196,102)	0
Net amounts in Statement Financial Position	35,502,480	28,862,043
Subject to netting agreements	(32,850,343)	(28,862,043)
Total Net Amount	2,652,137	0
Consumption of foreign cards
Financial Liabilities
Gross Amount	18,198,266	4,738,710
Offset Amount	0	0
Net amounts in Statement Financial Position	18,198,266	4,738,710
Subject to netting agreements	(18,198,266)	(4,738,710)
Total Net Amount	0	0
Derivate Instruments
Financial Assets
Gross Amount	6,111,806	19,115,163
Offset Amount	0	0
Net amounts in Statement Financial Position	6,111,806	19,115,163
Subject to netting agreements	(4,398,098)	(13,668,584)
Total Net Amount	1,713,708	5,446,579
Transfers from customers of other banks
Financial Assets
Gross Amount	86,582,175	49,064,798
Offset Amount	(8,196,102)	0
Net amounts in Statement Financial Position	78,386,073	49,064,798
Subject to netting agreements	(32,850,343)	(28,862,043)
Total Net Amount	45,535,730	20,202,755
Consumption of foreign cards
Financial Assets
Gross Amount	54,154,618	29,505,709
Offset Amount	0	0
Net amounts in Statement Financial Position	54,154,618	29,505,709
Subject to netting agreements	(18,198,266)	(4,738,710)
Total Net Amount	$ 35,956,352	$ 24,766,999